STOCKHOLDERS' DEFICIENCY	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
STOCKHOLDERS' DEFICIENCY [Abstract]
STOCKHOLDERS' DEFICIENCY

Note 5. STOCKHOLDERS' DEFICIENCY

Issuance of Common Stock

On March 15 and June 15, 2013, the Company issued a total of 20,000 shares of common stock, pursuant to a consultancy agreement dated March 4, 2013. The Company terminated this consultancy agreement effective June 2013. Prior to termination of the agreement, the Company had agreed to issue on a quarterly basis common stock as compensation for services provided thereunder. The Company determined that the fair value of the common stock issued was more readily determinable than the fair value of the services provided. Accordingly, the Company recorded the fair market value of the stock as compensation expense. The Company valued the March 15 and June 15, 2013 shares at $29,500 and $57,500, respectively, based on closing price per share of the Company's common stock, as reported on the OTC Bulletin Board, on March 15 and June 15, 2013, respectively. During the three and nine months ended September 30, 2013, the Company recognized an expense in the amount of $52,583 and $87,000, respectively, which is included in stock-based compensation expense as part of selling, general and administrative expense in the accompanying condensed consolidated statements of operations.

Stock-based Compensation

During the three months ended September 30, 2013 and 2012, the Company recognized stock-based compensation expense of $9,827 and $12,188, respectively. During the nine months ended September 30, 2013 and 2012, the Company recognized stock-based compensation expense of $31,203 and $32,604, respectively. Stock-based compensation expense is included as part of selling, general and administrative expense in the accompanying condensed consolidated statements of operations. The amounts relate to the granting of options to employees and consultants to purchase 48,600 shares of the Company's common stock with an exercise price of $1.875 per share in January 2010 which vest in 4 equal annual installments valued at $46,899; the granting of options to the Company's Chief Financial Officer to purchase 40,000 shares of the Company's common stock with an exercise price of $1.00 per share in February 2012 which vest in 36 monthly installments valued at $20,000; the granting of options to employees and consultants to purchase 45,600 shares of the Company's common stock with an exercise price of $1.15 per share in March 2012 which vest in 4 equal annual installments valued at $25,992; the granting of options to an employee who has since become the Company's Chief Operating Officer to purchase 20,000 shares of the Company's common stock with an exercise price of $1.15 per share in March 2012 which vest in 4 equal annual installments valued at $11,400; the granting of options to consultants to purchase 30,000 shares of the Company's common stock with an exercise price of $1.00 per share in September 2012 which vest in 4 equal annual installments valued at $17,850; and the granting of options to the Company's Chief Operating Officer to purchase 20,000 shares of the Company's common stock with an exercise price of $1.25 per share in December 2012 which vest in 36 monthly installments valued at $14,800.

As of September 30, 2013, 984,211 outstanding common stock options were vested and 119,989 outstanding common stock options were unvested. At September 30, 2013 the amount of unamortized stock-based compensation expense on unvested stock options granted to employees and consultants was $60,365.

The fair value of employee stock options was estimated using the following weighted-average assumptions:

For Nine Months Ended September 30, 2012
Expected term	6.3 - 10 years
Risk Free interest rate	1.39% - 1.61%
Dividend yield	0.0%
Volatility	48% - 52%

Stock option activity

Options outstanding at September 30, 2013 under the various plans are as follows (in thousands):

Plan	Total Number of Options Outstanding under Plans
Equity compensation plans not approved by security holders	900
Equity Incentive Plan	204

1,104

A summary of activity under all option Plans at September 30, 2013 and changes during the nine months ended September 30, 2013 (in thousands, except per share data):

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2013	1,132	$2.059	6.94	$611
Options granted	-	-	-	-
Options exercised	17	1.75	10.00	27
Options forfeited or expired	11	1.27	10.00	39

Outstanding at September 30, 2013	1,104	$2.07	6.87	$1,909

Exercisable at September 30, 2013	984	$2.175	6.34	$1,597

Options available for grant at September 30, 2013	7,778

Net income (loss) per share

Basic earnings and loss per share are computed by dividing the net income or loss available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share is computed using the weighted average number of common shares and, if dilutive, potential common shares outstanding during the period. Potential common shares consist of the incremental common shares issuable upon the exercise of stock options (using the treasury stock method) and the conversion of the Company's convertible debt and warrants (using the if-converted method). Diluted loss per share excludes the shares issuable upon the exercise of stock options, convertible notes and common stock purchase warrants from the calculation of net loss per share, as their effect is antidilutive.

The following table reconciles the numerator and denominator for the calculation:

	For the nine months ended September 30,		For the three months ended September 30,
	2013	2012	2013	2012
Net income (loss) - basic	$349,721	$(1,195,461)	$280,827	$(819,010)

Denominator - basic:
Weighted average number of common shares outstanding	12,056,294	12,037,597	12,074,997	12,037,597

Basic earnings (loss) per common share	$0.03	$(0.10)	$0.02	$(0.07)

Net income (loss) - diluted	$349,721	$(1,195,461)	$280,827	$(819,010)

Denominator - diluted:
Weighted average number of common shares outstanding	12,056,294	12,037,597	12,074,997	12,037,597
Weighted average effect of dilutive securities:
Common share equivalents of outstanding stock options	301,674	-	400,280	-
Common share equivalents of outstanding warrants	8,501	-	11,196	-

Weighted average number of common shares outstanding	12,366,469	12,037,597	12,486,473	12,037,597

Diluted earnings (loss) per common share	$0.03	$(0.10)	$0.02	$(0.07)

Securities excluded from the weighted outstanding because their inclusion would have been antidilutive:
Convertible debt	721,398	323,357	712,398	323,357
Stock options	-	1,174,800	-	1,174,800
Warrants	4,089	10,676	4,089	10,676

Note 5. STOCKHOLDERS' EQUITY (DEFICIENCY)

Preferred Stock

The Company's amended and restated articles of incorporation authorizes the Company's Board of Directors to issue up to 1,000,000 shares of "blank check" preferred stock, having a $.001 par value, in one or more series without stockholder approval. Each such series of preferred stock may have such number of shares, designations, preferences, voting powers, qualifications, and special or relative rights or privileges as determined by the Company's Board of Directors. At December 31, 2012 and 2011, no shares of preferred stock were issued or outstanding.

Issuance of Common Stock

On March 7, 2011, the Company issued a total of 20,000 shares of common stock, pursuant to a consultancy agreement dated February 17, 2011. The Company terminated the agreement on May 3, 2011 and 10,000 shares were subject to be returned to the Company. Said shares were returned to the Company and cancelled on June 23, 2011. The Company valued these shares at $21,550 based on the market price and recognized an expense in the amount of $21,550, which was included in stock-based compensation expense for the year ended December 31, 2011.

Stock-Based compensation

During the years ended December 31, 2012 and 2011, the Company recognized stock-based compensation expense of $46,089 and $27,742, respectively, which is included as part of selling, general and administrative expense in the accompanying consolidated statements of operations. The amounts relate to the granting of options to employees and consultants to purchase 64,800 shares of the Company's common stock with a grant price of $1.875 per share in January 2010 which vest in 4 equal annual installments valued at $62,532; the granting of options to the Company's Chief Financial Officer to purchase 100,000 shares of the Company's common stock with a grant price of $1.00 per share in February 2012 which vest in 36 monthly installments valued at $20,000; the granting of options to employees and consultants to purchase 57,600 shares of the Company's common stock with a grant price of $1.15 per share in March 2012 which vest in 4 equal annual installments valued at $32,832; the granting of options to an employee who has since become the Company's Chief Operating Officer to purchase 20,000 shares of the Company's common stock with a grant price of $1.15 per share in March 2012 which vest in 4 equal annual installments valued at $11,400; the granting of options to consultants to purchase 30,000 shares of the Company's common stock with a grant price of $1.00 per share in September 2012 which vest in 4 equal annual installments valued at $17,850; and the granting of options to the Company's Chief Operating Officer to purchase 20,000 shares of the Company's common stock with a grant price of $1.25 per share in December 2012 which vest in 36 monthly installments valued at $14,800.

As of December 31, 2012, 943,512 common stock options that were granted were vested and 188,888 common stock options were unvested. At December 31, 2012 and 2011, the amount of unamortized stock-based compensation expense on unvested stock options granted to employees and consultants was $122,592 and $61,374, respectively.

The Company accounts for share-based awards exchanged for employee services at the estimated grant date fair value of the award. Compensation expense includes the impact of an estimate for forfeitures for all stock options.

The Company estimated the fair value of employee stock options using the Black-Scholes-Merton option pricing model. The fair value of employee stock options is being amortized on a straight-line basis over the requisite service periods of the respective awards. The expected term of such stock options represents the average period the stock options are expected to remain outstanding and is based on the expected term calculated using the approach prescribed by SAB 107 for "plain vanilla" options. The expected stock price volatility for the Company's stock options was determined by examining the historical volatilities for industry peers and using an average of the historical volatilities of the Company's industry peers as well as the trading history for the Company's common stock. The Company will continue to analyze the stock price volatility and expected term assumptions as more data for the Company's common stock and exercise patterns becomes available. The risk-free interest rate assumption is based on the U.S. Treasury instruments whose term was consistent with the expected term of the Company's stock options. The expected dividend assumption is based on the Company's history and expectation of dividend payouts.

The fair value of employee stock options was estimated using the following weighted-average assumptions:

Year Ended December 31, 2012
Expected term	6.3 - 10 years
Risk free interest rate	1.39% - 1.72%
Dividend yield	0.0%
Expected volatility	48% - 52%

Equity Incentive Plan

On November 24, 2009, the stockholders approved the Company's Equity Incentive Plan ("Plan"). Pursuant to which an aggregate of 8,000,000 shares the Company's common stock was reserved for issuance to employees and non-employee directors of and consultants to the Company in connection with their retention and/or continued employment by the Company. The Plan provides for the granting of incentive stock options to employees, the granting of non-qualified stock options to employees, non-employee directors and consultants, and the granting of restricted stock to employees, non-employee directors and consultants. Options issued under the Plan generally have a ten-year term and generally become exercisable over a four-year period. Shares subject to awards that expire unexercised or are forfeited or terminated will again become available for issuance under the Plan. No participant in the Equity Incentive Plan can receive option grants and/or restricted shares for more than 20% of the total shares subject to the Plan.

Options outstanding at December 31, 2012 under the various plans are as follows (in thousands):

Plan	Total Number of Options Outstanding in Plans
Equity compensation plans not approved by security holders	900
Equity Incentive Plan	232

1,132

A summary of activity under all option Plans for the years ended December 31, 2012 and 2011 is presented below (in thousands, except per share data):

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2011	1,041	$2.20	6.54	-
Options granted	-	-	-
Options exercised	-	-	-
Options forfeited or expired	(14)	1.875	10.00

Outstanding at December 31, 2011	1,027	2.205	6.63	-
Options granted	170	1.10	10.00
Options exercised	-	-	-
Options forfeited or expired	(65)	1.845	10.00

Outstanding at December 31, 2012	1,132	$2.059	6.94	$-

Exercisable at December 31, 2012	944	$2.28	6.48	$-

Options available for grants at December 31, 2012	7,768

Net (loss) income per share

The Company utilizes ASC 260, "Earnings per Share," ("ASC 260") to calculate net income or loss per share. Basic net (loss) income per share are computed by dividing the net income or loss applicable to common shares by the weighted average number of common shares outstanding during the period. Diluted earnings per share are computed using the weighted average number of common shares and, if dilutive, potential common shares outstanding during the period. Potential common shares consist of the incremental common shares issuable upon the exercise of stock options (using the treasury stock method) and the conversion or exercise of the Company's senior convertible notes and common stock purchase warrants, as applicable (using the if-converted or exercised method). Because the Company incurred a loss for the year ended December 31, 2012, potentially dilutive securities outlined in the table below have been excluded from the computation of diluted net (loss) income per share, because the effect of their inclusion would have been anti-dilutive.

Diluted income per share for the year ended December 31, 2011 excludes the shares issuable upon the exercise of stock options from the calculation of net income per share, as their effect would be antidilutive.

Securities that could potentially dilute earnings per share in the future that were not included in the computation of diluted loss per share consist of the following (in thousands):

	Year ended December 31, 2012	Year ended December 31, 2011
Senior convertible notes	323	-
Common stock purchase warrants	11	-
Stock options	1,132	1,027

Total	1,466	1,027